Note 16 - Financial Assets and Liabilities - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Financial assets		$ 145,973	$ 326,630
Financial liabilities		48,277	129,378
Current financial liabilities		13,040	15,142
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		25,454	57,125
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		47,533	129,378
Financial liabilities at amortised cost, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Financial liabilities	[1]	8,972	56,974
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		25,454	57,125
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Financial liabilities		13,107	15,279
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities		744
Financial liabilities at fair value through profit or loss, category [member] | Short position in listed equity instruments [member]
Statement Line Items [Line Items]
Financial liabilities		744
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Non-current financial assets	[2]	1,490	1,351
Financial assets		41,973	111,369
Financial assets at amortised cost, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets		28,809	49,371
Financial assets at amortised cost, category [member] | Other short-term receivables [member]
Statement Line Items [Line Items]
Current financial assets	[3]	10,750	59,112
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Statement Line Items [Line Items]
Current financial assets		68
Financial assets at amortised cost, category [member] | Other financial assets [member]
Statement Line Items [Line Items]
Current financial assets		856	1,535
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets		104,000	215,261
Financial assets at fair value through profit or loss, category [member] | Preferred shares in associates [member]
Statement Line Items [Line Items]
Financial assets	[4]	104,000	80,000
Financial assets at fair value through profit or loss, category [member] | Loans to customers [member]
Statement Line Items [Line Items]
Financial assets			93,115
Financial assets at fair value through profit or loss, category [member] | Listed equity instruments [member[
Statement Line Items [Line Items]
Financial assets			$ 42,146

[1]	See Notes 17 and 22 for more information.
[2]	Includes long-term deposits for office rent
[3]	Upon loss of control over the microlending business, cash deposited into an escrow account as security for loans from a credit institution, which was US$52.9 million as of December 31, 2019, and loans to customers, were derecognized. See Note 9 for further information.
[4]	The carrying amount of preferred shares is presented as Investments in associates and joint ventures in the Statement of Financial Position, while changes in fair value is presented as Change in fair value of preferred shares in associates in the Statement of Operations. In 2020, the Group recognized an unrealized gain on the preferred shares of US$24.0 million (2019: US$37.9 million, 2018: US$0). See Note 13 for more information.